Consolidated statements of income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 1,224,261	R$ 480,025	R$ 268,198
Net revenue from sales	471,924	260,594	176,517
Financial income	818,624	392,429	219,462
Other financial income	8,576	5,337	10,744
Total revenue and income	2,523,385	1,138,385	674,920
Cost of sales and services	(1,324,380)	(623,667)	(382,483)
Selling expenses	(245,759)	(199,937)	(162,642)
Administrative expenses	(153,177)	(84,461)	(61,129)
Financial expenses	(104,544)	(68,301)	(29,696)
Other (expenses) income, net	(12,021)	(6,660)	1,345
PROFIT BEFORE INCOME TAXES	683,504	155,359	40,315
Current income tax and social contribution	(214,988)	(7,431)	(2,587)
Deferred income tax and social contribution	10,278	(20,149)	(2,239)
INCOME TAX AND SOCIAL CONTRIBUTION	(204,710)	(27,580)	(4,826)
NET INCOME FOR THE YEAR	478,794	127,779	35,490
Attributable to:
Owners of the Company	478,781	127,186	35,084
Non-controlling interests	R$ 13	R$ 593	R$ 406
Basic and diluted earnings per common share - R$	R$ 1.8254	R$ 0.4849	R$ 0.1338